Operating Lease (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use asset	$ 3,404,860	$ 1,578,235	$ 2,000,755
Lease liability, current portion	664,043	450,712
Lease liability, long-term	2,803,203	1,127,523
Total operating lease liability	$ 3,467,246	$ 1,578,235
Weighted average remaining lease term (months)	57 years	39 months
Weighted average discount rate	5.90%	6.50%